Variable Interest Entities and Securitizations - Additional Information (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2022	Mar. 31, 2022
Consolidated MHFG's balance sheets
Long-term debt	¥ 13,546,803	¥ 12,578,216
Noncontrolling interests	729,336	528,019
Unconsolidated VIEs
Consolidated MHFG's balance sheets
Noncontrolling interests	641,000	388,000
Debt Instrument [Member]
Consolidated MHFG's balance sheets
Long-term debt	217,000	367,000
Assets associated with securitization transactions
Consolidated MHFG's balance sheets
Transferred assets continue to be carried on the consolidated balance sheets	145,000	137,000
Assets associated with loan participation transactions
Consolidated MHFG's balance sheets
Transferred assets continue to be carried on the consolidated balance sheets	¥ 236,000	¥ 220,000